Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
December 31, 2023
Z45-NPRT3-0224
1.9884247.106
Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	414,653	6,476,874
Fidelity Series Commodity Strategy Fund (a)	4,348	402,735
Fidelity Series Large Cap Growth Index Fund (a)	212,264	4,064,859
Fidelity Series Large Cap Stock Fund (a)	222,502	4,347,682
Fidelity Series Large Cap Value Index Fund (a)	526,602	7,751,577
Fidelity Series Small Cap Core Fund (a)	1,799	20,236
Fidelity Series Small Cap Opportunities Fund (a)	151,642	2,107,818
Fidelity Series Value Discovery Fund (a)	190,786	2,838,901
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,086,611)		28,010,682

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	109,871	1,614,000
Fidelity Series Emerging Markets Fund (a)	171,752	1,453,025
Fidelity Series Emerging Markets Opportunities Fund (a)	337,953	5,856,724
Fidelity Series International Growth Fund (a)	234,624	4,019,115
Fidelity Series International Index Fund (a)	128,972	1,516,706
Fidelity Series International Small Cap Fund (a)	54,991	932,641
Fidelity Series International Value Fund (a)	344,189	4,016,686
Fidelity Series Overseas Fund (a)	309,395	4,012,854
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,137,343)		23,421,751

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	42,799	327,843
Fidelity Series Corporate Bond Fund (a)	33,506	312,274
Fidelity Series Emerging Markets Debt Fund (a)	9,614	74,511
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,574	24,117
Fidelity Series Floating Rate High Income Fund (a)	5,668	51,180
Fidelity Series Government Bond Index Fund (a)	49,670	459,446
Fidelity Series International Credit Fund (a)	6	50
Fidelity Series Investment Grade Bond Fund (a)	46,175	466,363
Fidelity Series Investment Grade Securitized Fund (a)	34,568	311,802
Fidelity Series Long-Term Treasury Bond Index Fund (a)	639,415	3,746,973
Fidelity Series Real Estate Income Fund (a)	5,898	55,975
TOTAL BOND FUNDS (Cost $6,130,682)		5,830,534

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $51,354,636)	57,262,967
NET OTHER ASSETS (LIABILITIES) - 0.0%	(624)
NET ASSETS - 100.0%	57,262,343

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	352,643	99,971	104,727	11,132	(6,471)	(13,573)	327,843
Fidelity Series Blue Chip Growth Fund	6,326,793	1,280,551	2,886,977	38,231	316,686	1,439,821	6,476,874
Fidelity Series Canada Fund	1,643,504	396,496	540,871	56,209	905	113,966	1,614,000
Fidelity Series Commodity Strategy Fund	423,479	143,211	134,525	18,532	(24,287)	(5,143)	402,735
Fidelity Series Corporate Bond Fund	254,904	126,272	77,921	8,869	172	8,847	312,274
Fidelity Series Emerging Markets Debt Fund	77,117	19,429	25,740	3,871	(743)	4,448	74,511
Fidelity Series Emerging Markets Debt Local Currency Fund	26,003	6,141	8,596	1,286	95	474	24,117
Fidelity Series Emerging Markets Fund	1,013,560	796,232	412,721	36,936	(9,208)	65,162	1,453,025
Fidelity Series Emerging Markets Opportunities Fund	6,323,683	1,354,118	2,108,808	171,077	(25,803)	313,534	5,856,724
Fidelity Series Floating Rate High Income Fund	56,837	16,147	22,783	4,380	103	876	51,180
Fidelity Series Government Bond Index Fund	374,929	194,877	109,836	8,812	(967)	443	459,446
Fidelity Series Government Money Market Fund 5.43%	211,956	66,301	278,257	5,802	-	-	-
Fidelity Series International Credit Fund	47	2	-	2	-	1	50
Fidelity Series International Developed Markets Bond Index Fund	-	3,716	3,600	17	(116)	-	-
Fidelity Series International Growth Fund	3,814,616	1,113,455	1,237,809	54,244	21,128	307,725	4,019,115
Fidelity Series International Index Fund	1,581,885	375,067	531,635	44,701	12,607	78,782	1,516,706
Fidelity Series International Small Cap Fund	1,197,252	207,257	501,920	32,610	(23,890)	53,942	932,641
Fidelity Series International Value Fund	3,805,334	1,058,007	1,220,762	135,068	15,175	358,932	4,016,686
Fidelity Series Investment Grade Bond Fund	383,123	192,545	114,698	12,808	(541)	5,934	466,363
Fidelity Series Investment Grade Securitized Fund	262,839	123,796	78,272	8,483	(719)	4,158	311,802
Fidelity Series Large Cap Growth Index Fund	4,008,041	753,471	1,582,061	36,245	145,436	739,972	4,064,859
Fidelity Series Large Cap Stock Fund	4,392,495	848,473	1,339,209	240,595	28,015	417,908	4,347,682
Fidelity Series Large Cap Value Index Fund	8,196,948	1,940,522	2,822,237	328,836	(31,125)	467,469	7,751,577
Fidelity Series Long-Term Treasury Bond Index Fund	3,590,356	1,486,262	1,132,620	90,466	(45,128)	(151,897)	3,746,973
Fidelity Series Overseas Fund	3,811,218	1,130,948	1,240,247	69,052	19,184	291,751	4,012,854
Fidelity Series Real Estate Income Fund	104,669	18,271	66,309	4,672	(6,632)	5,976	55,975
Fidelity Series Short-Term Credit Fund	20,641	1,071	21,665	354	186	(233)	-
Fidelity Series Small Cap Core Fund	52,396	368	33,717	353	440	749	20,236
Fidelity Series Small Cap Opportunities Fund	2,008,374	457,405	623,202	22,052	10,799	254,442	2,107,818
Fidelity Series Treasury Bill Index Fund	519,955	110,392	629,815	14,043	(503)	(29)	-
Fidelity Series Value Discovery Fund	3,002,897	749,348	1,004,189	139,484	(25,782)	116,627	2,838,901
	57,838,494	15,070,122	20,895,729	1,599,222	369,016	4,881,064	57,262,967

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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